Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 338	$ 372	$ 392	$ 2,555	$ 396	$ 657
Increase resulting from tax positions taken	1	1	2,121	1,076	2,130	47
Decrease resulting from tax positions taken	(90)	(2)	(2)	(3,409)	(24)	(474)
Cumulative translation adjustments	14	(33)	44	41	53	166
End of the period	263	338	2,555	263	2,555	396
Current deferred tax assets
Accrued expenses deductible only when disbursed	203		386	203	386
Related to provision for losses and write-downs of investments
Employee postretirement benefits provision	640		665	640	665
Tax loss carryforwards	916		732	916	732
Fair value of financial instruments	610		379	610	379
Asset retirement obligation	389		322	389	322
Other temporary differences (mainly contingencies provisions)	794		855	794	855
Total Assets	3,349		2,953	3,349	2,953
Liabilities
Prepaid retirement benefit	(509)		(617)	(509)	(617)
Fair value adjustments in business combinations	(7,311)		(7,745)	(7,311)	(7,745)
Social contribution					(2,145)
Other temporary differences	(463)		(421)	(463)	(421)
Total Liabilities	(8,283)		(10,928)	(8,283)	(10,928)
Valuation allowance
Beginning balance				(110)	(106)
Change in allowance				(16)	(4)
Ending balance	(126)		(110)	(126)	(110)	(106)
Net long-term deferred tax liabilities	(5,060)		(8,085)	(5,060)	(8,085)
Asset	594			594
Liabilities	(5,654)		(8,085)	(5,654)	(8,085)
Net long-term deferred tax liabilities	$ (5,060)		$ (8,085)	$ (5,060)	$ (8,085)